LINE OF CREDIT (Details Narrative) (USD $)	6 Months Ended
Aug. 31, 2013
Debt Disclosure [Abstract]
Revolving loan facility line of credit	$ 5,000,000
Borrowing base	90.00%
Per annum rate	1.25%
Unrestricted cash under facility	400000000.00%
Quarterly fee rate	0.25%
Line of credit borrowed	1,700,000
Line of credit available	$ 1,700,000
Minimum tangible net worth	125.00%